Intangible Assets, net and Goodwill (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, net and Goodwill (Details) [Line Items]
Impairments software costs							$ 2,700,000	$ 5,600,000
Finite-lived intangible assets	$ 300,000	$ 300,000			$ 2,500,000	$ 2,500,000	5,600,000	5,100,000
Goodwill asset incremental amount							3,800,000
Impairments amount			$ 11,900,000	$ 15,400,000			14,400,000
Impairment to goodwill	0.9	$ 0			0.9	23,500,000
Goodwill	816,200				816,200		$ 1,708,303	$ 32,844,297
Ample Reporting Unit [Member]
Intangible Assets, net and Goodwill (Details) [Line Items]
Impairment to goodwill						10,700,000
Enterprise Reporting Unit [Member]
Intangible Assets, net and Goodwill (Details) [Line Items]
Impairment to goodwill
Goodwill
Solo Sciences, Inc. [Member]
Intangible Assets, net and Goodwill (Details) [Line Items]
Impairments of intangible assets					2,200,000
Capitalized software					1,000,000
Impairment to goodwill						11,200,000
Trellis Solutions, Inc [Member]
Intangible Assets, net and Goodwill (Details) [Line Items]
Impairment to goodwill						$ 1,600,000
Viridian Sciences Inc. [Member]
Intangible Assets, net and Goodwill (Details) [Line Items]
Impairment to goodwill					$ 3,900,000